UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the quarterly distribution period from
September 1, 2006 to November 30, 2006
Commission File Number of issuing entity: 333-132315-04
SLM PRIVATE CREDIT STUDENT LOAN TRUST 2006-B
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-132315
SLM FUNDING LLC
(Exact name of depositor as specified in its charter)
SALLIE MAE, INC.
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	57-1176559 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o Chase Bank USA, National Association Christiana Center/OPS4 500 Stanton Christiana Road Newark, Delaware (Address of principal executive offices of issuing entity)	19713 (Zip Code)
(703) 984-6419
(Telephone number including area code)
Not Applicable
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Floating Rate Class A-1 Notes	☐	☐	☑
Floating Rate Class A-2 Notes	☐	☐	☑
Floating Rate Class A-3 Notes	☐	☐	☑
Floating Rate Class A-4 Notes	☐	☐	☑
Floating Rate Class A-5 Notes	☐	☐	☑
Floating Rate Class B Notes	☐	☐	☑
Floating Rate Class C Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On December 15, 2006, the SLM Private Credit Student Loan Trust 2006-B (the “Trust”) made its regular quarterly distribution of funds to holders of its Private Credit Student Loan-Backed Notes. Sallie Mae, Inc., as the administrator, distributed the Quarterly Distribution Report for the Trust for the period of September 1, 2006 to November 30, 2006 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Quarterly Distribution Report is attached as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www2.salliemae.com/investors/debtasset/slmsltrusts/.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings. None.
Item 3. Sales of Securities and Use of Proceeds. None.
Item 4. Defaults Upon Senior Securities. None.
Item 5. Submission of Matters to a Vote of Security Holders. None.
Item 6. Significant Obligors of Pool Assets. No updates to report.
Item 7. Significant Enhancement Provider Information. None.
Item 8. Other Information.
Item 9. Exhibits.
(a)	99.1 Quarterly Distribution Report for SLM Private Credit Student Loan Trust 2006-B in relation to the distribution on December 15, 2006.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 21, 2006	SLM PRIVATE CREDIT STUDENT LOAN TRUST 2006-B

	By:	SALLIE MAE, INC.,
the Administrator

	By:	/s/ C.E. ANDREWS

Name: C.E. Andrews
Title: Executive Vice President and Chief Financial Officer

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Quarterly Distribution Report for SLM Private Credit Student Loan Trust 2006-B in relation to the distribution on December 15, 2006.